Note 1 - Basis of Presentation and General Information (Details) (USD $)	1 Months Ended								1 Months Ended
	Apr. 21, 2014	Jun. 30, 2014	Jun. 16, 2014	Jun. 11, 2014	Jun. 06, 2014	Dec. 31, 2013	Jun. 30, 2014 Central Mare and CSM [Member]	Jun. 30, 2013 Central Mare and CSM [Member]	Jun. 20, 2014 M/T EShips Taweelah [Member] Option To Extend [Member]	Jun. 20, 2014 M/T EShips Taweelah [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Charter Term										2 years
Charter Option Term										$ 1
Charter Rate Per Day									17,250	16,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	7
Common Stock, Shares, Outstanding (in Shares)	8,309,989	18,969,989				2,469,648
Share Price (in Dollars per share)	$ 0.01	$ 2	$ 2.11	$ 1.85	$ 2.00
Due to Related Parties, Current		$ 597,000				$ 807,000	$ 375,000	$ 807,000